Intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes in Intangible Assets and Goodwill

	Computer	Customer	Development	Other intangible	Carbon credit		Intangible asset under	Total intangible
	software	contracts#	rights	assets	rights	Goodwill	development	assets
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2022	355	32,592	36	7	—	11,596	68	44,654
Additions during the year	267	—	—	—	—	—	110	377
Disposals and adjustments during the year	—	—	—	—	—	—	(15)	(15)
Capitalised during the year	—	—	—	—	—	—	(12)	(12)
As at March 31, 2023	622	32,592	36	7	—	11,596	151	45,004
Additions during the year	304	—	—	—	626	—	30	960
Capitalised during the year	—	—	—	—	—	—	(124)	(124)
As at March 31, 2024	926	32,592	36	7	626	11,596	57	45,840
Additions during the year	35	—	—	—	—	—	110	145
Assets held for sale	(29)	—	—	—	—	—	—	(29)
Capitalised during the year	—	—	—	—	—	—	(76)	(76)
As at March 31, 2025	932	32,592	36	7	626	11,596	91	45,880

Accumulated amortisation
As at April 1, 2022	179	4,746	5	0	—	—	—	4,930
Charge for the year (refer Note 32)	56	1,408	—	0	—	—	0	1,464
Capitalised during the year	15	—	—	—	—	—	—	15
As at March 31, 2023	250	6,154	5	0	—	—	0	6,409
Charge for the year (refer Note 32)	136	1,348	1	0	—	—	0	1,485
Capitalised during the year	—	63	—	—	—	—	—	63
As at March 31, 2024	386	7,565	6	0	—	—	0	7,957
Charge for the year (refer Note 32)	48	1,416	0	1	167	—	0	1,632
Assets held for sale	(20)	—	—	—	—	—	—	(20)
Capitalised during the year	94	—	—	—	—	—	—	94
As at March 31, 2025	508	8,981	6	1	167	—	0	9,663

Net book value
As at April 1, 2023 (INR)	372	26,438	31	7	—	11,596	151	38,595
As at March 31, 2024 (INR)	540	25,027	30	7	626	11,596	57	37,883
As at March 31, 2025 (INR)	424	23,611	30	6	459	11,596	91	36,217
As at March 31, 2025 (USD)	5	276	0	0	5	136	1	424

# Remaining life of customer contracts ranges from 13 to 19 years as on March 31, 2025 (March 31, 2024: 14 to 20 years, March 31, 2023: 15 to 21 years).

Summary of Break-Up for Goodwill and Intangible Assets

Below is the break-up for goodwill for each group of cash generating units and individual cash generating units (CGU):

	As at March 31,
Group of CGU / individual CGU	2025	2024

Ostro Energy Group (wind power segment)	9,903	9,903
ReNew Vayu Urja (wind power segment)	756	756
Prathamesh Solarfarms (solar power segment)	428	428
Others (wind power segment)*	145	145
Others (solar power segment)*	364	364

*includes amount allocated against multiple CGUs and the amount allocated to each CGU is not material.

Summary of goodwill impairment test and estimated value in use after adjusting the carrying values of assets and was more than carrying value of goodwill

Based on the results of the impairment test, the estimated value in use of each Group of CGU and individual CGU was more than their respective carrying values, by the following amounts:

	As at March 31,
Group of CGU / individual CGU	2025	2024

Ostro Energy Group (wind power segment)[1]	5,615	2,050
ReNew Vayu Urja (wind power segment)[2]	1,527	1,185
Prathamesh Solarfarms (solar power segment)[3]	970	685
Others (wind power segment)[2]	2,185	2,318
Others (solar power segment)[3]	1,035	911